INCOME TAXES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate	21.00%		21.00%	34.69%
State income tax rate	6.98%		6.98%
Effective tax rate precentage	31.67%	31.07%	36.44%	47.59%
Foreign Tax Jurisdiction [Member] | JAPAN
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate	34.69%	34.69%	34.69%	34.69%
Foreign Tax Jurisdiction [Member] | VIET NAM
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate	20.00%		20.00%
Foreign Tax Jurisdiction [Member] | SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate	17.00%		17.00%